Segment Geographical Information and Major Customers (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Geographical Information and Major Customers (Details) [Line Items]
Number of segments	2
Revenue Benchmark [Member]
Segment Geographical Information and Major Customers (Details) [Line Items]
Percentage of major customer	14.00%	10.00%	9.00%